Share based compensation - Summarizes activities of share options (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares shares
Number of options
Outstanding, beginning balance | shares	16,672,147	13,726,347	9,384,957
Granted | shares	19,147,862	6,113,717	9,344,229
Forfeited | shares	(3,689,139)	(3,167,917)	(5,002,839)
Outstanding, ending balance | shares	32,130,870	16,672,147	13,726,347	9,384,957
Weighted average exercise price
Outstanding, beginning balance	$ 0.16	$ 0.21	$ 0.36
Granted	0.01	0.01	0.01
Forfeited	0.01	0.05	0.14
Outstanding, ending balance	$ 0.09	$ 0.16	$ 0.21	$ 0.36
Weighted average remaining contractual life	7 years 5 months 26 days	7 years 3 months 7 days	7 years 11 months 1 day	8 years 6 months 21 days
Aggregate Intrinsic Value | ¥	$ 100,542	$ 46,627	$ 37,321	$ 17,737
Weighted-average grant date fair value for each option granted	$ 2.62	$ 2.91	$ 2.27